June 5, 2008


 Securities and Exchange Commission
 100 F Street NE
 Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 778 (the "Fund")

                        (SEC# 333-150557) (CIK# 1402931)

--------------------------------------------------------------------------------

Ladies/Gentlemen:

   Transmitted herewith on behalf of Van Kampen Funds Inc. (the "Sponsor"), depositor, sponsor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, Balanced Market Allocation Strategy 2008-2 (the "Portfolio"), which will invest in exchange-traded funds ("ETFs") and common stocks.1 The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on May 1, 2008. We received comments from the staff of the Commission in a letter dated May 16, 2008 from Vincent J. Di Stefano. This letter responds to those comments. For convenience, we have structured our response to address each of your comments in the order they appeared in your letter.

FEE TABLE

     1. The staff requested that the line item "Underlying fund expenses" be changed to "Acquired Fund Fees and Expenses".

               Response: Revisions have been made to page 6 in accordance with the staff's comments.

RISKS

     2. The staff requested that the prospectus provide disclosure on the risks of value and growth style investing and the attendant risks of investing in emerging market securities.

               Response: Revisions have been made to pages A-3 through A-4, as applicable, in accordance with the staff's comments.

   The staff also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations will be made in connection with a subsequent Amendment to the Registration Statement at which time the registrant will request acceleration of the effective date of the Registration Statement.

   We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on June 24, 2008.

   If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                                               Very truly yours,


                                                          CHAPMAN AND CUTLER LLP


                                                              By________________
                                                                  Mark J. Kneedy

-----------------
     1 The Portfolio's investment in the underlying funds will be made in reliance on an order of the Commission pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Van Kampen Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000)
          (order).